Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	December 31,
	2022	2021
	£’000	£’000
Cash and cash equivalents	403,717	560,425
Restricted cash	860	1,748
	404,577	562,173